COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other debt securities (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other debt securities
Other debt instruments held	$ 78,930,240	$ 61,674,714
Debt Securities [Member]
Other debt securities
Other debt instruments held	220,423
Government Securities [member]
Other debt securities
Other debt instruments held	21,647,431	19,131,469
Securities issued by the Central Bank [member]
Other debt securities
Other debt instruments held	57,062,297	42,537,745
Others [member]
Other debt securities
Other debt instruments held	$ 89	$ 5,500